Warrants - Common Stock Warrants (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Jul. 07, 2020
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)			24,333,365	1,353,062	7,520,000
Gelesis
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)		522,009		522,009
Exercise/Issuance of warrants		$ 4,322
Gelesis | Warrants and Rights Subject to Mandatory Redemption | Common stock
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Sale of Private Placement Warrants (in shares)	522,009
Exercise/Issuance of warrants	$ 4,300